Financial Instruments - Fair Value and Risk Management - Summary of Company's Unrestricted Cash and Cash Equivalents and Unused Portion of Credit Facility (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Available liquidity	$ 119,803	R$ 396,309	R$ 111,594
Unrestricted cash and cash equivalents [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Available liquidity	119,698	395,962	111,304
Undrawn credit facility [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Available liquidity	$ 105	R$ 347	R$ 290